Other financial assets - Text Details (Detail) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other financial assets [Abstract]
Other current financial assets	€ 2	€ 0	€ 1
Non-current investments in equity instruments designated at fair value through other comprehensive income	€ 273	€ 119